Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping
The following table sets forth the carrying and estimated fair value for each of Piedmont’s financial instruments as of December 31, 2012 and 2011, respectively (in thousands):

	2012			2011
Financial Instrument	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents(1)	$12,957	$12,957	Level 1	$139,690	$139,690
Tenant and notes receivables, net(1)	$147,337	$147,337	Level 1	$129,523	$129,523
Restricted cash and escrows(1)	$334	$334	Level 1	$9,039	$9,039
Interest rate swap asset	$1,075	$1,075	Level 2	$—	$—
Liabilities:
Accounts payable and accrued expenses(1)	$23,113	$23,113	Level 1	$14,637	$14,637
Interest rate swap liability	$8,235	$8,235	Level 2	$2,537	$2,537
Line of credit and notes payable	$1,416,525	$1,470,002	Level 2	$1,472,525	$1,529,811

(1)	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.